Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions [Abstract]
Related party transactions
17.	Related party transactions

In 2013, during the period prior to IPO, Ardmore paid $175,000 (2012: $350,000) to Greenbriar Equity Group LLC in respect of consulting services provided to Ardmore. Greenbriar Equity Group LLC manages funds with an investment in GA Holdings LLC, a significant shareholder in ASC. This amount is included in general and administrative expenses (Note 12).

There were no related party transactions during the year ended December 31, 2014.